Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Other Long-Term Liabilities
14.	OTHER LONG-TERM LIABILITIES

	Note	December 31, 2020	December 31, 2019
Provision for leg a l and tax matters	30	$13,241	$4,049
Lease liabilities	15(b)	9,949	848
Cash-settled equity awards	16(c)	3,992	253
Other liabilities		5,587	-

		$32,769	$5,150